Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
Intangible assets are comprised of the following:

		December 31, 2015
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,489	$(809)	$1,680
Intellectual property	11	1,660	(626)	1,034
Other	12	174	(67)	107
Total finite-lived intangible assets	14	$4,323	$(1,502)	$2,821

		December 31, 2014
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,489	$(669)	$1,820
Intellectual property	11	1,724	(578)	1,146
Other	11	239	(129)	110
Total finite-lived intangible assets	14	$4,452	$(1,376)	$3,076

Expected amortization expense related to intangible assets	As of December 31, 2015, amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2016	2017	2018	2019	2020	Thereafter
$341	$330	$324	$321	$314	$1,191

Goodwill
The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2015 and 2014 were as follows:

(Millions of dollars)	December 31, 2014	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2015
Construction Industries
Goodwill	$297	$—	$—	$—	$(12)	$285
Impairment	(22)	—	—	—	—	(22)
Net goodwill	275	—	—	—	(12)	263
Resource Industries
Goodwill	4,287	—	—	—	(142)	4,145
Impairment	(580)	—	—	—	—	(580)
Net goodwill	3,707	—	—	—	(142)	3,565
Energy & Transportation
Goodwill	2,660	133	—	—	(55)	2,738
All Other [4]
Goodwill	52	—	—	—	(3)	49
Consolidated total
Goodwill	7,296	133	—	—	(212)	7,217
Impairment	(602)	—	—	—	—	(602)
Net goodwill	$6,694	$133	$—	$—	$(212)	$6,615

	December 31, 2013	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2014
Construction Industries
Goodwill	$313	$—	$—	$—	$(16)	$297
Impairment	(22)	—	—	—	—	(22)
Net goodwill	291	—	—	—	(16)	275
Resource Industries
Goodwill	4,468	—	(15)	—	(166)	4,287
Impairment	(580)	—	—	—	—	(580)
Net goodwill	3,888	—	(15)	—	(166)	3,707
Energy & Transportation
Goodwill	2,718	7	—	—	(65)	2,660
All Other [4]
Goodwill	59	—	—	—	(7)	52
Consolidated total
Goodwill	7,558	7	(15)	—	(254)	7,296
Impairment	(602)	—	—	—	—	(602)
Net goodwill	$6,956	$7	$(15)	$—	$(254)	$6,694

[1]	See Note 24 for additional information.

[2]	See Note 25 for additional information.

[3]	Other adjustments are comprised primarily of foreign currency translation.

[4]	Includes All Other operating segments (See Note 23).